Submission	6 Months Ended
Jun. 30, 2025
Submission [Line Items]
Central Index Key	0002022308
Registrant Name	Classover Holdings, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES